Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 428,181,146.36
Previously Paid Amount
Total Fee Amount	59,131.82
Total Offset Amount
Net Fee	$ 59,131.82